Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	¥ 129,397,492	$ 19,831,033	¥ 494,121,097	¥ 285,682,721
Deferred income tax expenses	132,582,100	20,319,096	132,112,749	(127,952,203)
Income tax expenses	¥ 261,979,592	$ 40,150,129	¥ 626,233,846	¥ 157,730,518